Other operating expenses	12 Months Ended
Dec. 31, 2022
Sociedad Minera Cerro Verde S.A.A.
Disclosure Other operational expenses [Line Items]
Other operating expenses

17.  Other operating expenses

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	US$(000)	US$(000)	US$(000)

Royalty non-income tax (a)	9,238	—	10,780
Optimization and prefeasibility/feasibility studies (b)	8,905	5,929	8,429
Exploration expenses	4,973	170	217
Tax contingencies	1,078	1,903	704
Other expenses	18	508	1,208
Excess of salary limit in workers profit sharing (c)	—	—	17,146
	24,212	8,510	38,484
(a)	Represents current year mining royalties calculated based on revenues according to applicable tax rules (see Note 13(d)).
(b)	Primarily represents charges related to projects for the optimization of the Company’s operating processes.
(c)

Corresponds to the excess of salary limit in workers profit sharing to be transferred to the Regional Government and the National Fund for Employment’s Promotion and Training (FONDOEMPLEO), and it’s related to adjustments of previous years income tax assessments (recognized in 2020 primarily as a result of the international arbitration proceeding initiated by the Company.